Consolidated Statements of Loss and Comprehensive Income (Loss) (Parenthetical)(USD ($))	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Loss and Comprehensive Income (Loss)
Depreciation of land-use rights and amortization of licenses, excluded from cost of sales	$ 250,623	$ 290,526	$ 546,623
Research and development expenses, government research grants	125,222	686,258	43,278
Interest and financing expenses, government grants	$ 1,458,280	$ 595,883	$ 147,520